Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments March 31, 2022
(Unaudited)
BXMX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.2%
COMMON STOCKS - 100.2% (2)
Aerospace & Defense - 1.7%
28,960 Boeing Co (3) $ 5,545,840
9,566 HEICO Corp 1,468,764
62,456 Howmet Aerospace Inc 2,244,669
13,748 Northrop Grumman Corp 6,148,380
99,428 Raytheon Technologies Corp 9,850,332
4,597 Woodward Inc 574,211
Total Aerospace & Defense 25,832,196
Air Freight & Logistics - 0.6%
40,842 United Parcel Service Inc, Class B 8,758,975
Auto Components - 0.1%
50,606 Gentex Corp 1,476,177
9,851 Goodyear Tire & Rubber Co (3) 140,771
Total Auto Components 1,616,948
Automobiles - 2.7%
252,900 Ford Motor Co 4,276,539
16,446 Harley-Davidson Inc 647,972
32,961 Tesla Inc (3) 35,518,774
Total Automobiles 40,443,285
Banks - 4.1%
81,113 Citigroup Inc 4,331,434
26,341 Comerica Inc 2,382,016
162,841 Fifth Third Bancorp 7,008,677
101,208 First Horizon Corp 2,377,376
132,821 JPMorgan Chase & Co 18,106,159
165,652 KeyCorp 3,707,292
119,082 People's United Financial Inc 2,380,449
41,891 PNC Financial Services Group Inc 7,726,795
195,504 Wells Fargo & Co 9,474,124
55,583 Zions Bancorp NA 3,644,021
Total Banks 61,138,343
Beverages - 1.5%
247,954 Coca-Cola Co 15,373,148
63,191 Keurig Dr Pepper Inc 2,394,939
56,712 Monster Beverage Corp (3) 4,531,289
Total Beverages 22,299,376
Biotechnology - 2.0%
80,284 AbbVie Inc 13,014,839
3,766 Alnylam Pharmaceuticals Inc (3) 614,950
28,089 Amgen Inc 6,792,482
9,647 Biogen Inc (3) 2,031,658
9,243 BioMarin Pharmaceutical Inc (3) 712,635
2,000 Exact Sciences Corp (3) 139,840
67,257 Gilead Sciences Inc 3,998,429
15,603 Moderna Inc (3) 2,687,773
1,956 Seagen Inc (3) 281,762
Total Biotechnology 30,274,368

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

BXMX
Shares Description (1) Value
Building Products - 0.4%
15,381 Allegion plc $ 1,688,526
23,666 Fortune Brands Home & Security Inc 1,757,911
43,726 Masco Corp 2,230,026
Total Building Products 5,676,463
Capital Markets - 2.6%
83,608 Charles Schwab Corp 7,048,991
21,911 CME Group Inc 5,211,750
44,488 Intercontinental Exchange Inc 5,877,755
53,398 Jefferies Financial Group Inc 1,754,124
86,746 Morgan Stanley 7,581,600
8,344 MSCI Inc 4,196,031
17,437 S&P Global Inc 7,152,309
Total Capital Markets 38,822,560
Chemicals - 1.7%
16,669 Chemours Co 524,740
52,881 Corteva Inc 3,039,600
53,214 Dow Inc 3,390,796
42,507 DuPont de Nemours Inc 3,127,665
34,775 Eastman Chemical Co 3,896,886
30,588 Linde PLC 9,770,725
20,651 Olin Corp 1,079,634
14,399 RPM International Inc 1,172,655
Total Chemicals 26,002,701
Commercial Services & Supplies - 0.6%
14,179 Waste Connections Inc 1,980,806
47,435 Waste Management Inc 7,518,448
Total Commercial Services & Supplies 9,499,254
Communications Equipment - 1.0%
13,699 Ciena Corp (3) 830,570
220,344 Cisco Systems Inc 12,286,381
5,140 Lumentum Holdings Inc (3) 501,664
74,070 Viavi Solutions Inc (3) 1,191,046
Total Communications Equipment 14,809,661
Consumer Finance - 0.4%
42,085 Discover Financial Services 4,637,346
89,957 SLM Corp 1,651,611
Total Consumer Finance 6,288,957
Containers & Packaging - 0.6%
13,574 Avery Dennison Corp 2,361,469
20,677 Crown Holdings Inc 2,586,486
15,364 Packaging Corp of America 2,398,474
18,945 Sonoco Products Co 1,185,199
Total Containers & Packaging 8,531,628
Distributors - 0.2%
51,888 LKQ Corp 2,356,234
Diversified Financial Services - 2.0%
86,707 Berkshire Hathaway Inc, Class B (3) 30,599,767

Shares Description (1) Value
Diversified Telecommunication Services - 1.1%
275,987 AT&T Inc $ 6,521,573
205,832 Verizon Communications Inc 10,485,082
Total Diversified Telecommunication Services 17,006,655
Electric Utilities - 0.9%
70,985 Alliant Energy Corp 4,435,143
58,152 Evergy Inc 3,974,108
52,512 OGE Energy Corp 2,141,439
29,198 Pinnacle West Capital Corp 2,280,364
Total Electric Utilities 12,831,054
Electrical Equipment - 0.7%
54,146 Emerson Electric Co 5,309,015
8,860 Hubbell Inc 1,628,202
13,511 Rockwell Automation Inc 3,783,486
Total Electrical Equipment 10,720,703
Electronic Equipment, Instruments & Components - 0.5%
20,728 CDW Corp/DE 3,708,032
86,143 Corning Inc 3,179,538
Total Electronic Equipment, Instruments & Components 6,887,570
Energy Equipment & Services - 0.4%
72,910 Halliburton Co 2,761,102
77,600 Schlumberger NV 3,205,656
Total Energy Equipment & Services 5,966,758
Entertainment - 1.3%
20,435 Netflix Inc (3) 7,654,747
1,091 Roku Inc (3) 136,669
83,187 Walt Disney Co (3) 11,409,929
Total Entertainment 19,201,345
Equity Real Estate Investment Trusts (REITs) - 2.7%
97,035 American Homes 4 Rent, Class A 3,884,311
33,023 American Tower Corp 8,296,038
17,121 Apartment Income REIT Corp 915,289
73,114 Apartment Investment and Management Co, Class A (3) 535,194
123,846 Brandywine Realty Trust 1,751,182
75,722 CubeSmart 3,939,816
51,595 Equity Commonwealth (3) 1,455,495
84,268 Healthcare Realty Trust Inc 2,315,685
159,619 Invitation Homes Inc 6,413,491
19,823 LXP Industrial Trust 311,221
51,162 Sabra Health Care REIT Inc 761,802
15,931 Sun Communities Inc 2,792,545
42,955 Welltower Inc 4,129,694
94,015 Weyerhaeuser Co 3,563,169
Total Equity Real Estate Investment Trusts (REITs) 41,064,932
Food & Staples Retailing - 1.2%
3,640 Casey's General Stores Inc 721,339
24,647 Costco Wholesale Corp 14,192,975
55,722 Kroger Co 3,196,771
15,913 US Foods Holding Corp (3) 598,806
Total Food & Staples Retailing 18,709,891

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

BXMX
Shares Description (1) Value
Food Products - 0.6%
132,012 Mondelez International Inc, Class A $ 8,287,713
12,100 Post Holdings Inc (3) 838,046
Total Food Products 9,125,759
Gas Utilities - 0.1%
12,873 Atmos Energy Corp 1,538,195
2,933 National Fuel Gas Co 201,497
Total Gas Utilities 1,739,692
Health Care Equipment & Supplies - 2.5%
98,976 Abbott Laboratories 11,714,799
19,198 Alcon Inc 1,522,977
7,646 Avanos Medical Inc (3) 256,141
49,755 Baxter International Inc 3,858,003
130,178 Boston Scientific Corp (3) 5,765,584
8,009 IDEXX Laboratories Inc (3) 4,381,404
89,338 Medtronic PLC 9,912,051
Total Health Care Equipment & Supplies 37,410,959
Health Care Providers & Services - 3.2%
15,832 Anthem Inc 7,776,995
20,430 Cigna Corp 4,895,232
8,265 Covetrus Inc (3) 138,769
69,178 CVS Health Corp 7,001,505
20,595 HCA Healthcare Inc 5,161,519
45,020 UnitedHealth Group Inc 22,958,850
Total Health Care Providers & Services 47,932,870
Health Care Technology - 0.1%
5,329 Veeva Systems Inc, Class A (3) 1,132,199
Hotels, Restaurants & Leisure - 1.9%
2,484 Booking Holdings Inc (3) 5,833,550
31,485 Marriott International Inc/MD, Class A (3) 5,533,489
41,884 McDonald's Corp 10,357,075
16,077 Restaurant Brands International Inc 938,736
74,292 Starbucks Corp 6,758,343
Total Hotels, Restaurants & Leisure 29,421,193
Household Durables - 0.3%
16,552 Garmin Ltd 1,963,233
32,919 KB Home 1,065,917
6,575 TopBuild Corp (3) 1,192,639
Total Household Durables 4,221,789
Household Products - 1.5%
144,112 Procter & Gamble Co 22,020,314
13,445 Spectrum Brands Holdings Inc 1,192,840
Total Household Products 23,213,154
Industrial Conglomerates - 1.2%
38,682 3M Co 5,758,976
50,397 General Electric Co 4,611,326
40,807 Honeywell International Inc 7,940,226
Total Industrial Conglomerates 18,310,528

Shares Description (1) Value
Insurance - 2.2%
2,535 Alleghany Corp (3) $ 2,147,145
28,004 Allstate Corp 3,878,834
47,396 Arthur J Gallagher & Co 8,275,341
37,130 CNO Financial Group Inc 931,592
23,577 Fidelity National Financial Inc 1,151,501
16,078 Genworth Financial Inc, Class A (3) 60,775
38,545 Hartford Financial Services Group Inc 2,767,916
4,703 Kemper Corp 265,908
33,540 Lincoln National Corp 2,192,174
7,573 RenaissanceRe Holdings Ltd 1,200,396
32,951 Travelers Cos Inc 6,021,136
71,666 W R Berkley Corp 4,772,206
Total Insurance 33,664,924
Interactive Media & Services - 6.0%
9,974 Alphabet Inc, Class C (3) 27,857,282
14,278 Alphabet Inc, Class A (3) 39,712,115
99,036 Meta Platforms Inc, Class A (3) 22,021,645
42,710 Twitter Inc (3) 1,652,450
Total Interactive Media & Services 91,243,492
Internet & Direct Marketing Retail - 3.9%
17,968 Amazon.com Inc (3) 58,574,782
5,685 JD.com Inc, ADR (3) 328,991
Total Internet & Direct Marketing Retail 58,903,773
IT Services - 4.0%
20,604 Akamai Technologies Inc (3) 2,459,912
34,973 Automatic Data Processing Inc 7,957,757
15,971 Broadridge Financial Solutions Inc 2,486,845
39,198 Fidelity National Information Services Inc 3,936,263
41,235 Mastercard Inc, Class A 14,736,564
55,336 PayPal Holdings Inc (3) 6,399,608
2,840 Twilio Inc, Class A (3) 468,060
17,828 VeriSign Inc (3) 3,966,017
79,964 Visa Inc, Class A 17,733,616
Total IT Services 60,144,642
Leisure Products - 0.1%
25,861 Mattel Inc (3) 574,373
6,048 Polaris Inc 636,975
Total Leisure Products 1,211,348
Life Sciences Tools & Services - 1.9%
35,671 Danaher Corp 10,463,375
9,014 Illumina Inc (3) 3,149,492
21,185 Thermo Fisher Scientific Inc 12,512,920
7,519 Waters Corp (3) 2,333,822
Total Life Sciences Tools & Services 28,459,609
Machinery - 1.7%
32,898 Caterpillar Inc 7,330,332
15,389 Deere & Co 6,393,514
31,851 Graco Inc 2,220,652
39,784 Otis Worldwide Corp 3,061,379
15,767 Parker-Hannifin Corp 4,474,044
16,044 Stanley Black & Decker Inc 2,242,791
10,383 Timken Co 630,248
Total Machinery 26,352,960

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

BXMX
Shares Description (1) Value
Media - 0.9%
216,324 Comcast Corp, Class A $ 10,128,290
14,734 Discovery Inc, Class A (3) 367,171
17,899 New York Times Co, Class A 820,490
78,489 News Corp, Class A 1,738,531
Total Media 13,054,482
Metals & Mining - 0.4%
15,262 Arconic Corp (3) 391,012
40,850 Newmont Corp 3,245,533
20,588 Nucor Corp 3,060,406
Total Metals & Mining 6,696,951
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
26,802 Annaly Capital Management Inc 188,686
Multiline Retail - 0.5%
25,320 Macy's Inc 616,795
16,563 Nordstrom Inc 449,023
31,203 Target Corp 6,621,901
Total Multiline Retail 7,687,719
Multi-Utilities - 1.4%
59,539 Ameren Corp 5,582,377
17,519 NorthWestern Corp 1,059,724
105,501 Public Service Enterprise Group Inc 7,385,070
75,663 WEC Energy Group Inc 7,551,924
Total Multi-Utilities 21,579,095
Oil, Gas & Consumable Fuels - 3.5%
34,337 Cenovus Energy Inc 572,741
12,521 Cheniere Energy Inc 1,736,037
77,267 Chevron Corp 12,581,386
9,675 CNX Resources Corp (3) 200,466
81,811 ConocoPhillips 8,181,100
15,719 Continental Resources Inc 964,046
183,113 Exxon Mobil Corp 15,123,303
29,828 Hess Corp 3,192,789
42,055 Marathon Petroleum Corp 3,595,703
17,934 Ovintiv Inc 969,691
26,554 Phillips 66 2,294,000
26,407 Suncor Energy Inc 860,604
25,961 Valero Energy Corp 2,636,080
Total Oil, Gas & Consumable Fuels 52,907,946
Personal Products - 0.0%
15,340 BellRing Brands Inc (3) 354,047
Pharmaceuticals - 4.1%
123,308 Bristol-Myers Squibb Co 9,005,183
36,480 Eli Lilly & Co 10,446,778
115,829 Johnson & Johnson 20,528,374
112,570 Merck & Co Inc 9,236,368
241,787 Pfizer Inc 12,517,313
Total Pharmaceuticals 61,734,016

Shares Description (1) Value
Professional Services - 0.3%
21,760 CoStar Group Inc (3) $ 1,449,434
9,803 ManpowerGroup Inc 920,698
23,554 TransUnion 2,434,070
Total Professional Services 4,804,202
Road & Rail - 1.0%
30,324 Canadian Pacific Railway Ltd 2,502,943
4,425 Lyft Inc, Class A (3) 169,920
24,761 Norfolk Southern Corp 7,062,333
15,787 Old Dominion Freight Line Inc 4,715,261
14,397 Uber Technologies Inc (3) 513,685
Total Road & Rail 14,964,142
Semiconductors & Semiconductor Equipment - 6.0%
57,354 Advanced Micro Devices Inc (3) 6,271,087
55,271 Applied Materials Inc 7,284,718
21,360 Broadcom Inc 13,449,965
180,431 Intel Corp 8,942,160
10,135 Lam Research Corp 5,448,677
29,779 Marvell Technology Inc 2,135,452
58,435 Micron Technology Inc 4,551,502
105,476 NVIDIA Corp 28,780,181
19,772 NXP Semiconductors NV 3,659,402
32,082 ON Semiconductor Corp (3) 2,008,654
51,967 QUALCOMM Inc 7,941,597
Total Semiconductors & Semiconductor Equipment 90,473,395
Software - 9.4%
25,704 Adobe Inc (3) 11,711,257
17,788 Autodesk Inc (3) 3,812,858
16,990 Black Knight Inc (3) 985,250
552 CDK Global Inc 26,871
10,744 Check Point Software Technologies Ltd (3) 1,485,465
9,773 Fortinet Inc (3) 3,339,825
307,070 Microsoft Corp 94,672,752
81,715 Oracle Corp 6,760,282
3,109 Palo Alto Networks Inc (3) 1,935,384
46,556 salesforce.com Inc (3) 9,884,770
12,353 ServiceNow Inc (3) 6,879,262
3,666 VMware Inc, Class A 417,447
Total Software 141,911,423
Specialty Retail - 1.9%
8,358 American Eagle Outfitters Inc 140,414
24,636 Best Buy Co Inc 2,239,412
4,047 Burlington Stores Inc (3) 737,242
14,810 CarMax Inc (3) 1,428,869
4,361 Five Below Inc (3) 690,652
50,051 Home Depot Inc 14,981,766
38,481 Lowe's Cos Inc 7,780,473
Total Specialty Retail 27,998,828
Technology Hardware, Storage & Peripherals - 7.4%
630,010 Apple Inc 110,006,045
48,016 Dell Technologies Inc, Class C (3) 2,409,923
Total Technology Hardware, Storage & Peripherals 112,415,968

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

BXMX
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 0.7%
6,689 Kontoor Brands Inc $ 276,590
3,315 Lululemon Athletica Inc (3) 1,210,738
63,640 NIKE Inc, Class B 8,563,398
Total Textiles, Apparel & Luxury Goods 10,050,726
Thrifts & Mortgage Finance - 0.0%
48,313 MGIC Investment Corp 654,641
Tobacco - 0.5%
153,069 Altria Group Inc 7,997,855
Total Long-Term Investments (cost $534,106,346) 1,513,302,637
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.2%
REPURCHASE AGREEMENTS - 3.2%
$ 48,051 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$48,051,468, collateralized by $45,390,200, U.S. Treasury
Inflation Index Note, 0.125%, due 1/15/32, value
$49,012,514
0.000% 4/01/22 $ 48,051,468
Total Short-Term Investments (cost $48,051,468) 48,051,468
Total Investments (cost $582,157,814 ) - 103.4% 1,561,354,105
Other Assets Less Liabilities - (3.4)% (4) (51,805,041)
Net Assets Applicable to Common Shares - 100% $ 1,509,549,064
Options Written
Description(5) Type
Number of
Contracts
Notional
Amount (6)
Exercise
Price Expiration Date Value
S&P 500® Index Call (368) $ (171,120,000) $ 4,650 4/14/22 $ (528,080)
S&P 500® Index Call (368) (167,440,000) 4,550 4/29/22 (3,107,760)
S&P 500® Index Call (368) (169,280,000) 4,600 4/29/22 (2,086,560)
S&P 500® Index Call (368) (165,600,000) 4,500 5/20/22 (5,444,560)
S&P 500® Index Call (368) (167,440,000) 4,550 5/20/22 (4,250,400)
S&P 500® Index Call (368) (169,280,000) 4,600 5/20/22 (3,183,200)
S&P 500® Index Call (367) (174,325,000) 4,750 5/20/22 (987,230)
S&P 500® Index Call (368) (169,280,000) 4,600 6/17/22 (4,427,040)
S&P 500® Index Call (369) (171,585,000) 4,650 6/17/22 (3,451,995)
Total Options Written (premiums received
$28,265,500) (3,312) $(1,525,350,000) $(27,466,825)

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,513,302,637 $ – $ – $ 1,513,302,637
Short-Term Investments:
Repurchase Agreements – 48,051,468 – 48,051,468
Investments in Derivatives:
Options Written (27,466,825) – – (27,466,825)
Total
$ 1,485,835,812 $ 48,051,468 $ – $ 1,533,887,280
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(5) Exchange-traded, unless otherwise noted.
(6) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's